Client Name:
Client Project Name:	BRAVO 2023-NQM2
Start - End Dates:	7/19/2019 - 4/15/2022
Deal Loan Count:	183

Conditions Report 2.0

Loans in Report:	183
Loans with Conditions:	123

58 - Total Active Conditions
58 - Non-Material Conditions
47 - Credit Review Scope
7 - Category: Application
3 - Category: Assets
30 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
5 - Property Valuations Review Scope
3 - Category: FEMA
2 - Category: Property
6 - Compliance Review Scope
2 - Category: Federal Consumer Protection
3 - Category: RESPA
1 - Category: State Rate Spread
156 - Total Satisfied Conditions

37 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
5 - Category: Application
8 - Category: Assets
6 - Category: Income/Employment
6 - Category: Insurance
3 - Category: Legal Documents
1 - Category: LTV/CLTV
6 - Category: Terms/Guidelines
1 - Category: Title
81 - Property Valuations Review Scope
64 - Category: Appraisal
4 - Category: FEMA
13 - Category: Value
38 - Compliance Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
8 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
2 - Category: RESPA
3 - Category: Right of Rescission
17 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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